STOCK-BASED COMPENSATION PLANS (Details 4) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 RSUs USD ($)	Dec. 31, 2012 RSUs CAD	Dec. 31, 2011 RSUs USD ($)	Dec. 31, 2011 RSUs CAD	Dec. 31, 2010 RSUs USD ($)	Dec. 31, 2010 RSUs CAD	Dec. 31, 2009 RSUs USD ($)	Dec. 31, 2009 RSUs CAD	Dec. 31, 2012 Restricted stock plan RSUs USD ($)	Dec. 31, 2011 Restricted stock plan RSUs USD ($)	Dec. 31, 2010 Restricted stock plan RSUs USD ($)	Dec. 31, 2012 Restricted stock plan RSUs France	Dec. 31, 2012 Market based RSPs plan	Dec. 31, 2012 Market based RSPs United States plan	Dec. 31, 2012 Treasury based RSPs RSUs
STOCK-BASED COMPENSATION PLANS
Number of plans													2	1
Maximum number of common shares issued															1,000,000
Vesting period									3 years			2 years
Vesting rights (as a percent)									0.3333
Additional tax holding period												2 years
Unvested awards outstanding (in shares)	1,217,347	1,217,347							1,217,347
Vested awards outstanding (in shares)									7,648
Number of RSUs
Outstanding at the beginning of the period (in shares)	904,029	904,029	827,991	827,991	975,884	975,884
Granted (in shares)	856,784	856,784	486,343	486,343	328,496	328,496
Vested (in shares)	(499,038)	(499,038)	(379,121)	(379,121)	(443,610)	(443,610)
Forfeited (in shares)	(36,780)	(36,780)	(31,184)	(31,184)	(32,779)	(32,779)
Outstanding at the end of the period (in shares)	1,224,995	1,224,995	904,029	904,029	827,991	827,991	975,884	975,884
Outstanding - vested and not settled (in shares)	7,648	7,648
Outstanding - unvested (in shares)	1,217,347	1,217,347							1,217,347
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 8.43	8.94	$ 6.83	6.81	$ 6.53	6.88
Granted (in dollars per share)	$ 7.89	7.89	$ 10.84	10.83	$ 8.75	9.10
Vested (in dollars per share)	$ 7.67	7.67	$ 11.11	11.10	$ 7.82	8.21
Forfeited (in dollars per share)	$ 9.00	9.09	$ 8.43	8.54	$ 6.29	6.56
Outstanding at the end of the period (in dollars per share)	$ 8.68	8.71	$ 8.43	8.94	$ 6.83	6.81	$ 6.53	6.88
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period	1 year 10 months 24 days	1 year 10 months 24 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 10 months 24 days	1 year 10 months 24 days
Outstanding at the end of the period	1 year 10 months 24 days	1 year 10 months 24 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 10 months 24 days	1 year 10 months 24 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 6,346		$ 12,346		$ 10,349
Vested (in dollars)	3,835		4,170		4,159				3,835	4,170	4,159
Outstanding at the end of the period (in dollars)	9,746		6,346		12,346		10,349
Additional disclosures
Unrecognized stock-based compensation cost (in dollars)	$ 5,950		$ 4,176		$ 2,972
Weighted average period for recognition of unrecognized stock-based compensation cost	1 year 7 months 6 days	1 year 7 months 6 days	1 year 10 months 24 days	1 year 10 months 24 days	1 year 7 months 6 days	1 year 7 months 6 days